SCHEDULE OF LONG-LIVED ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	$ 1,159,543	$ 2,094,614
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	193,106	472,116
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	81,877	71,498
PHILIPPINES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	695,944	53,886
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	23,082	1,174,994
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	14,481	319,512
THAILAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	150,363
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-live assets	$ 690	$ 2,608